Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Disclosure of classes of share capital	The following table provides the number and value of shares outstanding at the beginning and at the end of the period, which are further reconciled to their movements in subsequent sections of this note:

	Group and Company
	Issued and fully paid		Issued and fully paid
	2025	2025	2024	2024
	Number	$'000	Number	$'000
Ordinary Shares of $0.001551 each	72,937,470	113	72,221,843	112
Deferred Shares of £0.000469 each	4,129,436	3	4,129,436	3
	77,066,906	116	76,351,279	115
The following table provides a reconciliation of the movements in the Group's share capital during the year:

	Group and Company
	Ordinary shares Number	Deferred shares Number	Total Number
At 1 January 2025[1]	72,221,843	4,129,436	76,351,279
Issuance of shares	715,627	—	715,627
At 31 December 2025[1]	72,937,470	4,129,436	77,066,906
1.Period end shares, excluding shares held by the Employee Benefit Trust, was 71,738,314 (2024: 70,290,886).
share capital reorganization prior to the Group's IPO.
The table below outlines the movements for the 2024 year. Refer to the 2024 Group Annual Report for further detail on the share reorganization activities and steps.

	Group and Company
	Ordinary shares of $0.001551 Number	Ordinary shares of $0.000165 Number	Non-voting Ordinary Shares of $0.000165 Number	Deferred Shares of £0.000469 Number	Growth Shares of $0.000165 Number	Total Number
At 1 January 2024	—	106,491,588	3,986,376	107,491,490	24,892,848	242,862,302
Ordinary shares reorganization pre-IPO (1)	—	22,049,526	(3,986,376)	2,806,815	(24,892,848)	(4,022,883)
Total: Post ordinary shares organization	—	128,541,114	—	110,298,305	—	238,839,419
Reverse share split (2)	68,375,690	(128,541,114)	—	—	—	(60,165,424)
Deferred share cancellation (3)	—	—	—	(106,168,869)	—	(106,168,869)
Total: Post share capital organization	68,375,690	—	—	4,129,436	—	72,505,126
Primary share issuance at IPO[1]	3,846,153	—	—	—	—	3,846,153
At 31 December 2024	72,221,843	—	—	4,129,436	—	76,351,279
1.As part of the initial public offering, 3,846,153 Ordinary Shares of US$0.001551 each in the share capital of the Company were then issued. The sale of shares raised
$68.3m in cash, with issue costs of $4.8m.
The rights of the shares are as follows:

Class of share	Rights
Ordinary Shares
Full voting rights and right to participate in ordinary dividends ranking pari passu with non-
voting ordinary shares. In the event of a winding up, entitled to a return of capital ranking pari passu with non-voting ordinary shares and no right of redemption.

Non-voting Ordinary Shares	As per ordinary shares, other than having no voting rights.
Deferred Shares
No voting rights, no right to participate in dividends or distributions and no right to redemption.
On a return of capital on a winding up or otherwise, the assets of the Company available for distribution to its members shall be applied in paying a sum equal to £1 to the holders of the deferred shares pro rata according to the number of deferred shares held by them (rounded to the nearest £0.01, but such that the total paid in aggregate to all the holders shall in no event exceed £1).

Growth Shares
Following its initial public offering, the Company no longer has any growth shares. Growth shares were issued in several series as part of a share-based remuneration scheme. On a liquidity event such as an initial public offering or a sale, the growth shares entitled the holder thereof to a return should the proceeds exceed a specific level, as set for each series on issuance. The holders of growth shares had no voting rights, no rights to participate in dividends, no entitlements to participate in a winding up and could not impact the timing of a liquidity event. The growth shares were redeemable on a liquidity event in cash or by conversion into non-voting ordinary shares, as elected by the holders thereof. In the absence of such an election, the default settlement was conversion into non-voting ordinary shares.
Prior to the initial public offering the holders of the growth shares elected to equity settle their awards.